The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Active Portfolios Multi-Manager Small Cap Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 22, 2015 (Accession No. 0001193125-15-350237), which is incorporated herein by reference.